UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Small-Cap Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.9%)
Auto & Transportation (4.4%)
BorgWarner, Inc.	337,545	$14,612
Polaris Industries, Inc.	260,453	14,539
* Navistar International Corp.	380,590	14,154
J.B. Hunt Transport Services, Inc.	340,470	12,645
CNF Inc.	305,973	12,542
* Yellow Roadway Corp.	262,056	12,288
Oshkosh Truck Corp.	208,733	11,910
Tidewater Inc.	343,621	11,185
* Landstar System, Inc.	180,584	10,597
* The Goodyear Tire & Rubber Co.	956,380	10,272
OMI Corp.	546,080	8,748
Cooper Tire & Rubber Co.	404,517	8,159
American Axle & Manufacturing Holdings, Inc.	269,430	7,884
Alexander & Baldwin, Inc.	231,976	7,873
Overseas Shipholding Group Inc.	154,878	7,688
ArvinMeritor, Inc.	378,204	7,091
* AMR Corp.	966,879	7,087
* EGL, Inc.	218,874	6,623
Visteon Corp.	784,746	6,270
Werner Enterprises, Inc.	312,694	6,038
USF Corp.	167,906	6,026
Thor Industries, Inc.	224,948	5,954
* Kansas City Southern	379,581	5,758
Winnebago Industries, Inc.	164,886	5,712
Modine Manufacturing Co.	187,722	5,652
Heartland Express, Inc.	295,604	5,454
Florida East Coast Industries, Inc. Class A	142,592	5,354
* Swift Transportation Co., Inc.	317,820	5,346
Overnite Corp.	169,574	5,330
Skywest, Inc.	334,212	5,030
Arkansas Best Corp.	136,241	4,989
* Forward Air Corp.	123,754	4,953
* Fleetwood Enterprises, Inc.	324,976	4,933
* Kirby Corp.	118,788	4,769
* Knight Transportation, Inc.	221,773	4,750
* AirTran Holdings, Inc.	460,983	4,591
Wabtec Corp.	243,995	4,560
* Wabash National Corp.	164,029	4,506
* Offshore Logistics, Inc.	130,250	4,483
* Alaska Air Group, Inc.	162,321	4,022
* General Maritime Corp.	114,619	3,992
Superior Industries International, Inc.	128,947	3,862
* Genesee & Wyoming Inc. Class A	143,946	3,645
Monaco Coach Corp.	160,076	3,466
* Old Dominion Freight Line, Inc.	118,579	3,416
* Continental Airlines, Inc. Class B	400,809	3,415
* Tenneco Automotive, Inc.	254,297	3,331
* Pacer International, Inc.	192,110	3,151
* Aviall Inc.	145,204	2,962
Bandag, Inc.	65,329	2,861
* TBC Corp.	127,448	2,847
* Northwest Airlines Corp. Class A	339,778	2,790
* Delta Air Lines, Inc.	680,267	2,238
* Hayes Lemmerz International, Inc.	217,551	2,210
* RailAmerica, Inc.	197,045	2,177
Arctic Cat, Inc.	81,329	2,110
* Keystone Automotive Industries, Inc.	93,795	2,063
Sea Containers Ltd. Class A	123,665	1,883
* ExpressJet Holdings, Inc.	180,072	1,803
* Frontier Airlines, Inc.	214,663	1,649
* Gulfmark Offshore, Inc.	90,837	1,483
* Strattec Security Corp.	23,075	1,437
Coachmen Industries, Inc.	85,599	1,351
* Stoneridge, Inc.	82,001	1,156
* America West Holdings Corp. Class B	213,521	1,153
* Covenant Transport, Inc.	52,200	1,009
* Mesa Air Group Inc.	192,918	984
* FLYI, Inc.	247,383	967
* Aftermarket Technology Corp.	76,229	959
* Dura Automotive Systems, Inc.	112,551	798
* P.A.M. Transportation Services, Inc.	40,810	782
* Tower Automotive, Inc.	353,365	739
* Collins & Aikman Corp.	151,693	634
Bandag, Inc. Class A	4,705	190

		369,890

Consumer Discretionary (17.7%)
* Monster Worldwide Inc.	647,516	15,955
* Getty Images, Inc.	282,655	15,631
The Corporate Executive Board Co.	223,510	13,688
Station Casinos, Inc.	269,356	13,209
* Barnes & Noble, Inc.	355,138	13,140
Claire's Stores, Inc.	511,417	12,806
* Wynn Resorts Ltd.	243,281	12,575
Applebee's International, Inc.	496,291	12,546
American Eagle Outfitters, Inc.	326,050	12,015
The Neiman Marcus Group, Inc. Class A	204,437	11,755
Borders Group, Inc.	470,178	11,660
* Activision, Inc.	836,572	11,603
* BJ's Wholesale Club, Inc.	421,428	11,522
* Service Corp. International	1,846,551	11,467
* O'Reilly Automotive, Inc.	298,803	11,441
Ruby Tuesday, Inc.	403,545	11,247
* Urban Outfitters, Inc.	317,044	10,906
IKON Office Solutions, Inc.	897,408	10,787
CBRL Group, Inc.	295,430	10,659
The Brink's Co.	343,958	10,377
Regis Corp.	254,940	10,254
Lee Enterprises, Inc.	220,471	10,217
The Toro Co.	147,314	10,062
* Education Management Corp.	377,033	10,044
* ITT Educational Services, Inc.	276,971	9,985
* Timberland Co.	175,785	9,985
* Earthlink, Inc.	953,085	9,817
* Pacific Sunwear of California, Inc.	464,758	9,783
Snap-On Inc.	352,528	9,716
Strayer Education, Inc.	84,343	9,700
* PETCO Animal Supplies, Inc.	295,976	9,667
* American Greetings Corp. Class A	384,640	9,662
* AnnTaylor Stores Corp.	411,569	9,631
Pier 1 Imports Inc.	532,296	9,624
MSC Industrial Direct Co., Inc. Class A	281,507	9,594
* Valassis Communications, Inc.	315,811	9,342
* R.H. Donnelley Corp.	188,820	9,320
Harte-Hanks, Inc.	369,774	9,248
* Fossil, Inc.	297,233	9,196
* Sonic Corp.	358,346	9,184
* Laureate Education Inc.	246,297	9,167
* Zale Corp.	321,490	9,034
* Quiksilver, Inc.	353,673	8,990
* Adesa, Inc.	546,045	8,972
* Take-Two Interactive Software, Inc.	272,115	8,939
* Ask Jeeves, Inc.	273,106	8,933
* United Stationers, Inc.	205,005	8,897
Reader's Digest Association, Inc.	600,281	8,758
* The Yankee Candle Co., Inc.	301,299	8,726
SCP Pool Corp.	323,187	8,642
* Big Lots Inc.	698,401	8,542
* Waste Connections, Inc.	262,965	8,331
* CEC Entertainment Inc.	226,481	8,323
* Copart, Inc.	436,136	8,256
Furniture Brands International Inc.	322,933	8,099
Dillard's Inc.	409,773	8,089
* Penn National Gaming, Inc.	194,238	7,847
* Marvel Enterprises Inc.	528,489	7,695
* DeVry, Inc.	362,226	7,502
Ethan Allen Interiors, Inc.	214,600	7,457
John Wiley & Sons Class A	230,612	7,368
* InfoSpace, Inc.	154,732	7,333
* Gemstar-TV Guide International, Inc.	1,283,195	7,250
* Corrections Corp. of America REIT	202,207	7,150
* P.F. Chang's China Bistro, Inc.	147,237	7,140
Media General, Inc. Class A	126,385	7,071
* Gaylord Entertainment Co.	227,593	7,055
* Jack in the Box Inc.	221,047	7,014
* Arbitron Inc.	187,372	6,860
Matthews International Corp.	195,194	6,613
* Aeropostale, Inc.	252,360	6,612
* Scientific Games Corp.	344,658	6,583
Catalina Marketing Corp.	284,306	6,562
Choice Hotel International, Inc.	113,888	6,559
Grey Global Group Inc.	6,583	6,550
Boyd Gaming Corp.	231,358	6,513
* Panera Bread Co.	173,280	6,505
Hollinger International, Inc.	369,179	6,383
* Scholastic Corp.	206,485	6,378
* Linens 'n Things, Inc.	273,415	6,335
* Argosy Gaming Co.	160,568	6,294
* The Warnaco Group, Inc.	278,050	6,181
* Dick's Sporting Goods, Inc.	172,659	6,150
Nu Skin Enterprises, Inc.	259,950	6,111
* Navigant Consulting, Inc.	278,125	6,108
* Sirva Inc.	266,178	6,095
Wolverine World Wide, Inc.	240,917	6,071
Kellwood Co.	166,432	6,066
Banta Corp.	150,617	5,987
* CNET Networks, Inc.	650,661	5,954
* Guitar Center, Inc.	135,162	5,853
* Tractor Supply Co.	185,163	5,822
* United Natural Foods, Inc.	218,103	5,802
Bob Evans Farms, Inc.	213,402	5,796
* Men's Wearhouse, Inc.	197,196	5,729
* Jarden Corp.	156,454	5,709
ADVO, Inc.	183,926	5,691
* Emmis Communications, Inc.	309,761	5,594
* Aztar Corp.	209,247	5,545
* Rare Hospitality International Inc.	206,019	5,490
* Tommy Hilfiger Corp.	553,624	5,464
Tupperware Corp.	319,373	5,423
Blyth, Inc.	173,403	5,358
* MPS Group, Inc.	636,712	5,355
* Shuffle Master, Inc.	140,569	5,266
Watson Wyatt & Co. Holdings	195,095	5,131
ABM Industries Inc.	252,039	5,079
* Resources Connection, Inc.	133,027	5,026
* Tuesday Morning Corp.	161,650	4,998
* Charming Shoppes, Inc.	697,457	4,966
* Insight Enterprises, Inc.	292,875	4,932
Aaron Rents, Inc. Class B	225,029	4,897
* FTI Consulting, Inc.	257,821	4,873
* CoStar Group, Inc.	98,799	4,860
* Hot Topic, Inc.	283,216	4,826
La-Z-Boy Inc.	314,806	4,779
* Cumulus Media Inc.	331,742	4,774
IHOP Corp.	123,112	4,704
* Cost Plus, Inc.	132,416	4,685
G & K Services, Inc. Class A	117,527	4,671
The Pep Boys (Manny, Moe & Jack)	333,119	4,664
* Helen of Troy Ltd.	169,744	4,620
* DoubleClick Inc.	781,599	4,619
* Charter Communications, Inc.	1,725,015	4,589
* School Specialty, Inc.	115,223	4,541
* THQ Inc.	230,432	4,484
Callaway Golf Co.	410,376	4,338
* Bright Horizons Family Solutions, Inc.	79,891	4,337
* Journal Register Co.	228,840	4,325
* ValueClick, Inc.	455,244	4,298
* Tetra Tech, Inc.	338,932	4,294
* Krispy Kreme Doughnuts, Inc.	336,743	4,263
* Alliance Gaming Corp.	280,630	4,226
* Korn/Ferry International	229,516	4,184
* Payless ShoeSource, Inc.	412,502	4,179
* West Corp.	142,786	4,159
* Stewart Enterprises, Inc. Class A	593,727	4,126
* Global Imaging Systems, Inc.	131,994	4,102
Chemed Corp.	73,508	4,097
Liberty Corp.	101,862	4,048
The Nautilus Group, Inc.	178,224	4,026
Landry's Restaurants, Inc.	143,047	3,904
* Red Robin Gourmet Burgers	87,456	3,819
Talbots Inc.	153,428	3,803
* Ryan's Restaurant Group, Inc.	254,982	3,784
* Stage Stores, Inc.	110,482	3,781
Finish Line, Inc.	122,149	3,777
* Too Inc.	208,667	3,771
* CSK Auto Corp.	282,379	3,761
* 99 Cents Only Stores	262,592	3,737
* Dollar Thrifty Automotive Group, Inc.	152,866	3,719
Fred's, Inc.	202,177	3,631
* K2 Inc.	252,181	3,609
Christopher & Banks Corp.	224,511	3,594
Sonic Automotive, Inc.	177,472	3,558
* ProQuest Co.	137,965	3,546
* JAKKS Pacific, Inc.	153,610	3,533
* AMC Entertainment, Inc.	184,539	3,532
Phillips-Van Heusen Corp.	158,304	3,527
* Hollywood Entertainment Corp.	348,326	3,438
* RC2 Corp.	103,737	3,413
* MAXIMUS, Inc.	118,427	3,412
* Labor Ready, Inc.	237,840	3,335
* Heidrick & Struggles International, Inc.	114,779	3,308
* Elizabeth Arden, Inc.	156,667	3,299
* WMS Industries, Inc.	127,669	3,280
* Jo-Ann Stores, Inc.	115,996	3,253
* Central Garden and Pet Co.	106,025	3,246
* The Advisory Board Co.	96,492	3,242
Gray Television, Inc.	268,368	3,194
Viad Corp.	134,280	3,186
United Auto Group, Inc.	125,881	3,158
* Lin TV Corp.	162,088	3,157
* Group 1 Automotive, Inc.	115,605	3,154
* Prime Hospitality Corp.	258,867	3,150
K-Swiss, Inc.	162,684	3,132
* Genesco, Inc.	132,180	3,113
Oxford Industries, Inc.	83,552	3,112
* ShopKo Stores, Inc.	178,192	3,102
* Consolidated Graphics, Inc.	74,001	3,101
The Neiman Marcus Group, Inc. Class B	58,101	3,094
* CKE Restaurants Inc.	279,262	3,086
Kelly Services, Inc. Class A	114,890	3,069
* Six Flags, Inc.	563,665	3,066
Speedway Motorsports, Inc.	91,346	3,045
* Priceline.com, Inc.	137,245	3,043
* Coldwater Creek Inc.	144,657	3,019
* Select Comfort Corp.	165,671	3,015
Rollins, Inc.	123,968	3,011
Lone Star Steakhouse & Saloon, Inc.	116,172	3,001
Handleman Co.	144,838	2,963
* Hibbett Sporting Goods, Inc.	142,117	2,912
* United Online, Inc.	301,334	2,899
* The Sports Authority, Inc.	124,188	2,881
* Coinstar, Inc.	122,912	2,864
* Spherion Corp.	365,252	2,856
Movie Gallery, Inc.	162,647	2,851
* Universal Technical Institute Inc.	92,497	2,792
Journal Communications, Inc.	158,470	2,780
* CMGI Inc.	2,282,737	2,762
American Woodmark Corp.	73,842	2,734
* Leapfrog Enterprises, Inc.	134,314	2,720
Cato Corp. Class A	122,158	2,718
* Electronics Boutique Holdings Corp.	79,319	2,705
* Steak n Shake Co.	158,052	2,700
* Boca Resorts, Inc. Class A	145,164	2,696
* aQuantive, Inc.	277,289	2,676
* The Gymboree Corp.	185,652	2,673
Russell Corp.	158,233	2,665
* Big 5 Sporting Goods Corp.	116,534	2,657
Brown Shoe Co., Inc.	104,756	2,625
* Overstock.com, Inc.	71,009	2,608
Burlington Coat Factory Warehouse Corp.	121,935	2,589
* Stein Mart, Inc.	166,372	2,532
* Multimedia Games Inc.	160,850	2,493
Bowne & Co., Inc.	190,792	2,478
* Insight Communications Co., Inc.	277,360	2,441
The Stride Rite Corp.	237,217	2,431
World Fuel Services Corp.	67,811	2,428
The Marcus Corp.	124,211	2,418
* TiVo Inc.	365,143	2,417
* NetFlix.com, Inc.	156,240	2,409
* J. Jill Group, Inc.	121,287	2,408
* California Pizza Kitchen, Inc.	110,101	2,406
Gevity HR, Inc.	154,531	2,377
* GameStop Corp.	127,821	2,366
* Spanish Broadcasting System, Inc.	239,413	2,356
* The Dress Barn, Inc.	134,785	2,352
* Teletech Holdings Inc.	248,510	2,346
* Papa John's International, Inc.	74,671	2,291
The Topps Co., Inc.	233,983	2,288
* Midway Games Inc.	227,676	2,259
Ameristar Casinos, Inc.	73,799	2,232
* Entravision Communications Corp.	288,606	2,196
* SOURCECORP, Inc.	97,378	2,156
* Wesco International, Inc.	88,257	2,140
Triarc Cos., Inc. Class B	185,751	2,131
* Cole National Corp. Class A	76,074	2,108
* O'Charley's Inc.	128,384	2,093
Pulitzer, Inc.	41,947	2,072
* Information Holdings Inc.	76,015	2,070
Sinclair Broadcast Group, Inc.	281,989	2,059
* Harris Interactive Inc.	311,164	2,051
* A.C. Moore Arts & Crafts, Inc.	82,704	2,045
Orient-Express Hotel Ltd.	125,041	2,043
* USANA Health Sciences, Inc.	58,134	2,023
* Brightpoint, Inc.	116,647	2,006
* Carter's, Inc.	71,718	1,986
Oakley, Inc.	166,210	1,978
* Cross Country Healthcare, Inc.	126,049	1,954
* The Children's Place Retail Stores, Inc.	81,158	1,940
Lithia Motors, Inc.	90,776	1,930
* Autobytel Inc.	214,350	1,923
Startek, Inc.	61,137	1,917
* Steiner Leisure Ltd.	85,214	1,883
* infoUSA Inc.	210,610	1,877
* Salem Communications Corp.	73,949	1,872
* Wireless Facilities, Inc.	267,958	1,868
Haverty Furniture Cos., Inc.	104,480	1,833
* Skechers U.S.A., Inc.	125,489	1,822
Movado Group, Inc.	105,734	1,797
* Pre-Paid Legal Services, Inc.	69,893	1,795
* ValueVision Media, Inc.	133,725	1,791
* West Marine, Inc.	81,966	1,752
* MarineMax, Inc.	75,719	1,705
* Pegasus Solutions Inc.	141,145	1,682
* Fisher Communications, Inc.	34,034	1,634
* Sharper Image Corp.	75,223	1,614
Kenneth Cole Productions, Inc.	57,224	1,610
Courier Corp.	38,612	1,609
* 4Kids Entertainment Inc.	79,384	1,604
Central Parking Corp.	121,214	1,602
* Century Business Services, Inc.	356,467	1,601
* Vail Resorts Inc.	88,126	1,592
* MemberWorks, Inc.	60,469	1,587
* Bombay Co.	215,877	1,582
CDI Corp.	77,145	1,581
* Hudson Highland Group, Inc.	54,150	1,581
Churchill Downs, Inc.	40,117	1,571
UniFirst Corp.	54,819	1,568
* Isle of Capri Casinos, Inc.	80,916	1,567
* Gartner, Inc. Class B	134,311	1,551
* Revlon, Inc. Class A	613,128	1,545
* Central European Distribution Corp.	68,807	1,537
* PRIMEDIA Inc.	632,881	1,487
Libbey, Inc.	78,661	1,471
* Volt Information Sciences Inc.	50,752	1,460
Stamps.com Inc.	109,200	1,452
CSS Industries, Inc.	46,758	1,447
* MTR Gaming Group Inc.	155,199	1,446
The Buckle, Inc.	52,239	1,435
Russ Berrie and Co., Inc.	68,896	1,388
* Navigant International, Inc.	84,556	1,381
Hancock Fabrics, Inc.	114,790	1,375
* Steven Madden, Ltd.	76,744	1,355
Angelica Corp.	54,138	1,347
* Saga Communications, Inc.	78,195	1,325
Blair Corp.	47,007	1,325
* Forrester Research, Inc.	86,898	1,324
* 1-800-FLOWERS.COM, Inc.	159,494	1,324
* NetRatings, Inc.	72,997	1,302
* Playboy Enterprises, Inc. Class B	129,245	1,298
* Playtex Products, Inc.	203,775	1,284
Lawson Products, Inc.	31,331	1,284
* Regent Communications, Inc.	226,789	1,284
* Martha Stewart Living Omnimedia, Inc.	78,504	1,233
Renaissance Learning, Inc.	56,368	1,221
National Presto Industries, Inc.	28,891	1,208
World Wrestling Entertainment, Inc.	96,003	1,173
Sturm, Ruger & Co., Inc.	130,162	1,173
* Young Broadcasting Inc.	107,138	1,165
* Geo Group Inc.	56,534	1,156
* Charlotte Russe Holding Inc.	97,536	1,120
* AMN Healthcare Services, Inc.	93,298	1,115
* Asbury Automotive Group, Inc.	82,370	1,112
* Orbitz, Inc.	39,774	1,082
* Clark, Inc.	79,227	1,073
* Party City Corp.	72,042	1,064
Oshkosh B' Gosh, Inc. Class A	52,337	1,057
Action Performance Cos., Inc.	99,834	1,011
Advanced Marketing Services	92,612	999
bebe stores, inc	47,202	997
* Del Laboratories, Inc.	29,432	971
Triarc Cos., Inc. Class A	84,124	962
* Guess ?, Inc.	53,170	947
* Alloy, Inc.	222,660	844
* Drugstore.com, Inc.	239,185	818
* Learning Tree International, Inc.	56,804	801
Deb Shops, Inc.	28,929	706
* Tweeter Home Entertainment Group, Inc.	124,819	705
* Neoforma, Inc.	73,150	681
* Bally Total Fitness Holding Corp.	185,533	675
* PC Connection, Inc.	98,169	674
* GSI Commerce, Inc.	74,581	657
Dover Downs Gaming & Entertainment, Inc.	63,032	649
* Beasley Broadcast Group, Inc.	40,479	636
* Restoration Hardware, Inc.	109,486	567
* 1-800 CONTACTS, Inc.	36,148	550
* Kirkland's, Inc.	52,503	494
* Shoe Carnival, Inc.	39,204	462
* Medical Staffing Network Holdings, Inc.	72,671	446
* Paxson Communications Corp.	272,775	368
* Atari, Inc.	221,187	347
* The Wet Seal, Inc. Class A	188,072	312
* The Boyds Collection, Ltd.	125,209	298
* Exult Inc.	26,754	141
Timco Aviation Services, Inc. Cvt
8.00%, 1/2/2007	13	1

		1,483,860

Consumer Staples (1.5%)
* Rite Aid Corp.	3,144,388	11,068
Church & Dwight, Inc.	373,335	10,476
* NBTY, Inc.	323,574	6,976
Universal Corp. (VA)	154,308	6,888
* Performance Food Group Co.	280,971	6,659
* Ralcorp Holdings, Inc.	177,033	6,391
Flowers Foods, Inc.	226,995	5,868
Sensient Technologies Corp.	269,446	5,831
Casey's General Stores, Inc.	272,753	5,070
* 7-Eleven, Inc.	237,614	4,748
* Chiquita Brands International, Inc.	246,605	4,293
Ruddick Corp.	211,659	4,157
Longs Drug Stores, Inc.	169,570	4,104
Tootsie Roll Industries, Inc.	127,176	3,716
* Hain Celestial Group, Inc.	187,491	3,315
Schweitzer-Mauduit International, Inc.	91,049	2,950
American Italian Pasta Co.	109,386	2,860
Pilgrim's Pride Corp.	100,948	2,734
* Robert Mondavi Corp. Class A	64,663	2,533
Weis Markets, Inc.	57,635	1,953
Lance, Inc.	116,349	1,879
Sanderson Farms, Inc.	54,266	1,815
* Peet's Coffee & Tea Inc.	76,368	1,786
* J & J Snack Foods Corp.	40,391	1,732
Dimon Inc.	273,074	1,608
Winn-Dixie Stores, Inc.	517,261	1,598
Vector Group Ltd.	99,985	1,503
Coca-Cola Bottling Co.	24,084	1,301
* Wild Oats Markets Inc.	147,361	1,273
* Boston Beer Co., Inc. Class A	46,709	1,177
Standard Commercial Tobacco Co.	61,702	972
Ingles Markets, Inc.	64,537	778
* The Great Atlantic & Pacific Tea Co., Inc.	104,681	639
Arden Group Inc. Class A	7,295	620

		121,271

Financial Services (24.2%)
* AmeriCredit Corp.	954,705	19,934
The Macerich Co. REIT	355,035	18,920
Ryder System, Inc.	396,490	18,651
Chelsea Property Group REIT	267,673	17,961
American Capital Strategies, Ltd.	561,809	17,607
Mills Corp. REIT	325,251	16,871
Catellus Development Corp. REIT	624,372	16,552
Mack-Cali Realty Corp. REIT	366,839	16,251
Webster Financial Corp.	321,673	15,888
* Conseco, Inc.	873,483	15,426
United Dominion Realty Trust REIT	775,303	15,374
Colonial BancGroup, Inc.	732,487	14,979
Certegy, Inc.	385,666	14,351
Sky Financial Group, Inc.	572,628	14,316
First American Corp.	458,222	14,127
Federal Realty Investment Trust REIT	312,504	13,750
Rayonier Inc. REIT	300,182	13,580
Thornburg Mortgage, Inc. REIT	467,003	13,548
INDYMAC BANCORP, INC	370,470	13,411
Ventas, Inc. REIT	508,634	13,184
Reckson Associates Realty Corp. REIT	454,069	13,055
Cullen/Frost Bankers, Inc.	280,179	13,020
Arden Realty Group, Inc. REIT	396,979	12,934
FirstMerit Corp.	488,235	12,843
SL Green Realty Corp. REIT	241,188	12,496
StanCorp Financial Group, Inc.	175,101	12,467
CenterPoint Properties Corp. REIT	282,983	12,332
Annaly Mortgage Management Inc. REIT	714,826	12,245
Washington Federal Inc.	475,675	11,963
Pan Pacific Retail Properties, Inc. REIT	219,813	11,892
HRPT Properties Trust REIT	1,074,715	11,811
BRE Properties Inc. Class A REIT	303,795	11,651
The South Financial Group, Inc.	404,995	11,421
HCC Insurance Holdings, Inc.	371,499	11,201
Camden Property Trust REIT	241,290	11,148
Healthcare Realty Trust Inc. REIT	285,378	11,141
New Century Financial Corp.	184,647	11,120
Waddell & Reed Financial, Inc.	500,288	11,006
Health Care Inc. REIT	311,235	10,956
Realty Income Corp. REIT	240,134	10,813
CBL & Associates Properties, Inc. REIT	176,743	10,773
CarrAmerica Realty Corp. REIT	329,187	10,764
* BISYS Group, Inc.	729,742	10,662
First BanCorp Puerto Rico	219,403	10,597
Westamerica Bancorporation	192,207	10,550
Impac Mortgage Holdings, Inc. REIT	388,984	10,230
East West Bancorp, Inc.	304,049	10,213
Jefferies Group, Inc.	295,062	10,171
UCBH Holdings, Inc.	259,989	10,158
Hudson United Bancorp	271,923	10,020
Old National Bancorp	402,323	9,994
* Alliance Data Systems Corp.	243,205	9,864
Global Payments Inc.	183,519	9,828
Whitney Holdings Corp.	233,942	9,826
AmerUs Group Co.	238,364	9,773
Shurgard Storage Centers, Inc. Class A REIT	250,702	9,727
BancorpSouth, Inc.	421,070	9,680
* Affiliated Managers Group, Inc.	175,673	9,406
American Financial Realty Trust REIT	664,509	9,376
Trustmark Corp.	299,966	9,323
Brandywine Realty Trust REIT	326,025	9,285
First Industrial Realty Trust REIT	249,876	9,220
Prentiss Properties Trust REIT	256,051	9,218
Fremont General Corp.	396,888	9,188
MoneyGram International, Inc.	537,216	9,176
Crescent Real Estate, Inc. REIT	572,525	9,012
Essex Property Trust, Inc. REIT	124,913	8,975
Cathay General Bancorp	241,220	8,971
Greater Bay Bancorp	311,277	8,949
IPC Holdings Ltd.	234,091	8,898
Trizec Properties, Inc. REIT	551,499	8,808
First Midwest Bancorp, Inc.	254,030	8,779
* Allmerica Financial Corp.	322,454	8,668
W Holding Co., Inc.	453,056	8,608
Reinsurance Group of America, Inc.	207,593	8,553
Park National Corp.	66,372	8,445
Nationwide Health Properties, Inc. REIT	402,802	8,358
* Kronos, Inc.	188,063	8,329
* Alleghany Corp.	30,178	8,236
Jack Henry & Associates Inc.	435,612	8,176
People's Bank	227,298	8,121
Raymond James Financial, Inc.	334,530	8,069
* The First Marblehead Corp.	173,771	8,063
* La Quinta Corp. REIT	1,027,504	8,015
Highwood Properties, Inc. REIT	325,067	8,000
Pennsylvania REIT	206,033	7,965
* Silicon Valley Bancshares	214,126	7,959
International Bancshares Corp.	215,183	7,908
Home Properties, Inc. REIT	198,200	7,841
Taubman Co. REIT	301,121	7,778
United Bankshares, Inc.	224,323	7,773
Pacific Capital Bancorp	261,767	7,743
Alexandria Real Estate Equities, Inc. REIT	117,342	7,712
Washington REIT	253,065	7,668
Cousins Properties, Inc. REIT	222,702	7,641
Redwood Trust, Inc. REIT	122,133	7,624
Chittenden Corp.	278,934	7,601
Texas Regional Bancshares, Inc.	238,119	7,403
* Ohio Casualty Corp.	353,258	7,394
Platinum Underwriters Holdings, Ltd.	249,194	7,296
Citizens Banking Corp.	223,260	7,272
MAF Bancorp, Inc.	168,158	7,253
Capital Automotive REIT	231,385	7,235
Southwest Bancorporation of Texas, Inc.	353,700	7,124
First National Bankshares of Florida	288,917	7,093
Downey Financial Corp.	127,155	6,988
Susquehanna Bancshares, Inc.	279,069	6,865
Post Properties, Inc. REIT	228,871	6,843
Community First Bankshares, Inc.	212,245	6,805
GATX Corp.	254,036	6,773
* Arch Capital Group Ltd.	172,526	6,718
Commerce Group, Inc.	138,049	6,682
Newcastle Investment Corp. REIT	217,525	6,678
Provident Bankshares Corp.	198,850	6,671
Wintrust Financial Corp.	116,344	6,664
Commercial Federal Corp.	246,800	6,659
American Financial Group, Inc.	222,229	6,642
Delphi Financial Group, Inc.	165,257	6,638
Provident Financial Services Inc.	381,749	6,585
R & G Financial Corp. Class B	169,919	6,567
Kilroy Realty Corp. REIT	171,782	6,533
UICI	196,362	6,429
* Jones Lang Lasalle Inc.	193,166	6,376
Hilb, Rogal and Hamilton Co.	174,936	6,336
Lexington Corporate Properties Trust REIT	291,728	6,333
* United Rentals, Inc.	397,626	6,318
Maguire Properties, Inc. REIT	258,345	6,280
Novastar Financial, Inc. REIT	143,938	6,276
Colonial Properties Trust REIT	155,518	6,255
F.N.B. Corp.	280,442	6,206
* Saxon REIT Inc.	285,465	6,137
American Home Mortgage Investment Corp. REIT	217,535	6,080
FactSet Research Systems Inc.	125,955	6,071
Gables Residential Trust REIT	177,444	6,060
Westcorp, Inc.	141,222	6,005
Commercial Capital Bancorp, Inc.	259,905	5,897
* Philadelphia Consolidated Holding Corp.	106,808	5,887
* ProAssurance Corp.	167,890	5,880
* Knight Trading Group, Inc.	632,754	5,840
Senior Housing Properties Trust REIT	326,967	5,827
First Niagara Financial Group, Inc.	433,498	5,800
Umpqua Holdings Corp.	252,571	5,698
The Phoenix Cos., Inc.	544,568	5,674
Republic Bancorp, Inc.	368,360	5,673
Selective Insurance Group	151,208	5,625
Brookline Bancorp, Inc.	357,539	5,603
TrustCo Bank NY	428,260	5,490
Bank Mutual Corp.	453,486	5,442
Commercial Net Lease Realty REIT	297,384	5,418
* eFunds Corp.	290,118	5,393
John H. Harland Co.	170,777	5,354
Corporate Office Properties Trust, Inc. REIT	207,976	5,328
Glimcher Realty Trust REIT	215,148	5,228
MB Financial, Inc.	130,966	5,191
Summit Properties, Inc. REIT	190,484	5,153
BankAtlantic Bancorp, Inc. Class A	280,617	5,141
Entertainment Properties Trust REIT	133,813	5,058
Waypoint Financial Corp.	181,796	5,012
Endurance Specialty Holdings Ltd.	154,963	4,982
LandAmerica Financial Group, Inc.	108,977	4,958
* BankUnited Financial Corp.	169,654	4,945
CVB Financial Corp.	219,954	4,887
First Commonwealth Financial Corp.	358,774	4,883
S & T Bancorp, Inc.	136,507	4,875
R.L.I. Corp.	129,671	4,869
* Sterling Financial Corp.	136,782	4,820
* First Federal Financial Corp.	97,580	4,770
* Piper Jaffray Cos., Inc.	120,190	4,758
Alabama National BanCorporation	78,829	4,719
LaSalle Hotel Properties REIT	168,049	4,638
* NCO Group, Inc.	171,768	4,629
Mid-America Apartment Communities, Inc. REIT	117,171	4,564
Horace Mann Educators Corp.	258,652	4,547
National Penn Bancshares Inc.	141,152	4,513
Hancock Holding Co.	137,881	4,383
Corus Bankshares Inc.	101,379	4,372
First Charter Corp.	180,446	4,361
Sun Communities, Inc. REIT	109,772	4,302
MFA Mortgage Investments, Inc. REIT	460,597	4,242
Chemical Financial Corp.	115,881	4,232
EastGroup Properties, Inc. REIT	126,935	4,214
AMLI Residential Properties Trust REIT	137,794	4,210
NBT Bancorp, Inc.	179,646	4,209
Equity One, Inc. REIT	212,984	4,179
RAIT Investment Trust REIT	152,752	4,178
Heritage Property Investment Trust REIT	141,445	4,126
Community Bank System, Inc.	163,443	4,107
Glacier Bancorp, Inc.	140,592	4,100
Stewart Information Services Corp.	103,242	4,068
National Health Investors REIT	141,705	4,030
Cash America International Inc.	163,091	3,989
National Financial Partners Corp.	111,130	3,976
First Republic Bank	86,361	3,973
Central Pacific Financial Co.	144,072	3,965
PS Business Parks, Inc. REIT	99,124	3,950
United Community Banks, Inc.	162,032	3,933
Boston Private Financial Holdings, Inc.	157,346	3,927
Manufactured Home Communities, Inc. REIT	118,050	3,924
Flagstar Bancorp, Inc.	184,374	3,923
Scottish Re Group Ltd.	184,296	3,902
Amcore Financial, Inc.	136,842	3,884
* Investment Technology Group, Inc.	252,343	3,861
Glenborough Realty Trust, Inc. REIT	183,740	3,816
Harbor Florida Bancshares, Inc.	122,687	3,816
First Citizens BancShares Class A	31,807	3,753
* Financial Federal Corp.	99,428	3,727
* Interactive Data Corp.	197,782	3,722
Infinity Property & Casualty Corp.	125,259	3,699
Tanger Factory Outlet Centers, Inc. REIT	82,434	3,691
* Sotheby's Holdings Class A	232,462	3,654
First Financial Bancorp	212,664	3,632
MCG Capital Corp.	204,663	3,553
Sovran Self Storage, Inc. REIT	90,024	3,527
NDCHealth Corp.	218,417	3,506
Harleysville National Corp.	142,896	3,502
Mid-State Bancshares	135,878	3,496
CRT Properties, Inc. REIT	162,712	3,490
Sterling Bancshares, Inc.	258,088	3,471
Zenith National Insurance Corp.	81,891	3,465
* FelCor Lodging Trust, Inc. REIT	306,110	3,462
Unizan Financial Corp.	125,215	3,457
UMB Financial Corp.	72,226	3,443
* Metris Cos., Inc.	351,008	3,433
Frontier Financial Corp.	95,768	3,381
Anthracite Capital Inc. REIT	303,200	3,372
PFF Bancorp, Inc.	86,364	3,305
Westbanco Inc.	113,487	3,300
First Community Bancorp	79,738	3,269
Cornerstone Realty Income Trust, Inc. REIT	331,654	3,237
* S1 Corp.	405,519	3,236
* USI Holdings Corp.	234,980	3,207
* Triad Guaranty, Inc.	57,132	3,170
City Holding Co.	96,115	3,161
Hudson River Bancorp. Inc.	165,586	3,143
Getty Realty Holding Corp. REIT	119,725	3,139
Gold Banc Corp., Inc.	231,059	3,117
Parkway Properties Inc. REIT	66,595	3,093
First Federal Capital Corp.	102,191	3,090
Anworth Mortgage Asset Corp. REIT	270,423	3,077
Anchor Bancorp Wisconsin Inc.	118,491	3,069
Oriental Financial Group Inc.	113,129	3,061
Alfa Corp.	218,912	3,056
Max Re Capital Ltd.	152,713	3,054
Dime Community Bancshares	180,904	3,039
Northwest Bancorp, Inc.	130,795	2,965
* Accredited Home Lenders Holding Co.	75,719	2,917
Independent Bank Corp. (MI)	107,803	2,911
Aspen Insurance Holdings Ltd.	125,652	2,891
Sandy Spring Bancorp, Inc.	87,915	2,875
* MeriStar Hospitality Corp. REIT	526,778	2,871
Hanmi Financial Corp.	94,637	2,858
Partners Trust Financial Group, Inc.	274,039	2,839
Fidelity Bankshares, Inc.	76,034	2,828
First Financial Bankshares, Inc.	70,384	2,827
Net.Bank, Inc.	281,388	2,817
Sterling Financial Corp. (PA)	104,008	2,792
Prosperity Bancshares, Inc.	103,245	2,759
* LaBranche & Co. Inc.	326,473	2,759
Ramco-Gershenson Properties Trust REIT	101,864	2,758
* Digital Insight Corp.	202,035	2,754
Direct General Corp.	94,534	2,734
Riggs National Corp.	122,848	2,727
Equity Inns, Inc. REIT	275,898	2,726
Bedford Property Investors, Inc. REIT	89,342	2,711
* Advent Software, Inc.	160,712	2,705
Innkeepers USA Trust REIT	216,974	2,699
Irwin Financial Corp.	102,691	2,651
PrivateBancorp, Inc.	97,159	2,619
United Fire & Casualty Co.	45,664	2,618
Kramont Realty Trust REIT	138,931	2,584
Independent Bank Corp. (MA)	83,247	2,573
Town & Country Trust REIT	100,444	2,556
* Instinet Group Inc.	504,707	2,539
* Argonaut Group, Inc.	133,888	2,500
First Merchants Corp.	101,199	2,495
TierOne Corp.	105,958	2,443
* Nelnet, Inc.	107,932	2,416
Sterling Bancorp	88,131	2,384
First Financial Holdings, Inc.	76,116	2,379
Investors Real Estate Trust REIT	234,551	2,348
WFS Financial, Inc.	49,707	2,314
U.S. Restaurant Properties, Inc. REIT	136,779	2,310
* Ocwen Financial Corp.	247,922	2,268
IBERIABANK Corp.	38,430	2,218
Capitol Bancorp Ltd.	73,662	2,161
Community Trust Bancorp Inc.	69,163	2,150
Main Street Banks, Inc.	70,208	2,148
* National Western Life Insurance Co. Class A	13,184	2,148
Presidential Life Corp.	124,616	2,141
Advanta Corp. Class B	87,257	2,111
Washington Trust Bancorp, Inc.	80,245	2,098
State Auto Financial Corp.	72,341	2,094
Saul Centers, Inc. REIT	63,663	2,093
* InterCept, Inc.	110,908	2,077
Integra Bank Corp.	94,306	2,046
Simmons First National Corp.	79,983	2,046
Universal Health Realty Income REIT	67,438	2,043
Columbia Banking System, Inc.	85,641	2,037
McGrath Rent Corp.	55,169	2,016
PXRE Group Ltd.	85,582	2,003
Suffolk Bancorp	65,899	1,988
FBL Financial Group, Inc. Class A	74,543	1,952
Community Banks, Inc.	67,079	1,945
First Financial Corp. (IN)	61,538	1,934
* Universal American Financial Corp.	148,942	1,926
Omega Financial Corp.	55,302	1,913
Bank of the Ozarks, Inc.	64,318	1,912
Flushing Financial Corp.	100,107	1,903
West Coast Bancorp	91,214	1,900
First Community Bancshares, Inc.	57,783	1,898
Banner Corp.	63,435	1,865
Capital City Bank Group, Inc.	48,097	1,862
United Community Financial Corp.	160,716	1,827
* eSPEED, Inc. Class A	185,429	1,823
Great Southern Bancorp, Inc.	57,956	1,811
Urstadt Biddle Properties Class A REIT	118,036	1,799
First Source Corp.	69,186	1,774
Gabelli Asset Management Inc.	41,273	1,769
Odyssey Re Holdings Corp.	78,891	1,750
WSFS Financial Corp.	34,873	1,744
* ITLA Capital Corp.	37,739	1,744
Tompkins Trustco, Inc.	37,059	1,715
Old Second Bancorp, Inc.	61,136	1,710
Midland Co.	62,310	1,704
Harleysville Group, Inc.	81,805	1,690
CityBank Lynnwood WA	47,840	1,673
First Busey Corp.	87,006	1,663
* CompuCredit Corp.	86,957	1,619
* iPayment Holdings, Inc.	40,057	1,609
Seacoast Banking Corp. of Florida	75,187	1,606
S.Y. Bancorp, Inc.	70,928	1,601
First Place Financial Corp.	78,911	1,578
Arrow Financial Corp.	52,105	1,564
* Navigators Group, Inc.	53,440	1,563
First Bancorp (NC)	45,875	1,547
Union Bankshares Corp.	49,459	1,541
Peoples Holding Co.	46,792	1,523
* Portfolio Recovery Associates, Inc.	51,132	1,503
SWS Group, Inc.	93,406	1,502
Bank of Granite Corp.	73,912	1,435
Lakeland Bancorp, Inc.	87,058	1,431
Acadia Realty Trust REIT	96,631	1,425
First Indiana Corp.	70,909	1,425
Electro Rent Corp.	127,986	1,413
OceanFirst Financial Corp.	56,542	1,372
Camden National Corp.	39,674	1,369
Peoples Bancorp, Inc.	51,595	1,358
Midwest Banc Holdings, Inc.	70,160	1,348
CoBiz Inc.	81,435	1,346
Virginia Financial Group, Inc.	41,381	1,345
Capital Southwest Corp.	17,485	1,329
SCBT Financial Corp.	44,585	1,315
* HomeStore, Inc.	559,378	1,292
Peapack Gladstone Financial Corp.	42,066	1,277
First Oak Brook Bancshares, Inc.	40,913	1,262
Pennrock Financial Services Corp.	44,170	1,226
* Federal Agricultural Mortgage Corp. Class C	54,129	1,201
Farmers Capital Bank Corp.	34,681	1,190
* PRG-Schultz International, Inc.	206,905	1,188
Financial Institutions, Inc.	50,637	1,135
Republic Bancorp, Inc. Class A	48,841	1,133
Mission West Properties Inc. REIT	108,491	1,123
* CNA Surety Corp.	104,133	1,104
Baldwin & Lyons, Inc. Class B	43,466	1,097
* PMA Capital Corp. Class A	143,042	1,080
NBC Capital Corp.	42,107	1,079
* Citizens, Inc.	179,708	1,073
BancFirst Corp.	16,670	1,069
Citizens 1st Bancorp, Inc.	41,120	1,032
Advanta Corp. Class A	44,611	1,017
Pennfed Financial Services, Inc.	32,502	988
German American Bancorp	56,516	952
Capstead Mortgage Corp. REIT	72,427	902
* Credit Acceptance Corp.	46,632	883
Charter Financial Corp.	23,932	812
* Rewards Network Inc.	111,721	745
Royal Bancshares of Pennsylvania, Inc.	27,326	663
* Portal Software, Inc.	204,207	557
Crawford & Co. Class B	53,006	355
* CCC Information Services Group	18,742	332
Urstadt Biddle Properties REIT	16,545	241
CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,027,606

Health Care (11.4%)
* PacifiCare Health Systems, Inc.	522,277	19,168
* DaVita, Inc.	595,111	18,538
* Cytyc Corp.	670,190	16,185
* Covance, Inc.	380,492	15,208
* OSI Pharmaceuticals, Inc.	247,075	15,185
Cooper Cos., Inc.	197,930	13,568
* Renal Care Group, Inc.	413,076	13,313
Medicis Pharmaceutical Corp.	339,462	13,253
* Dade Behring Holdings Inc.	232,166	12,936
* Charles River Laboratories, Inc.	279,560	12,804
Valeant Pharmaceuticals International	507,739	12,247
* Edwards Lifesciences Corp.	360,339	12,071
* Gen-Probe Inc.	298,300	11,893
* Stericycle, Inc.	250,124	11,481
* MGI Pharma, Inc.	426,920	11,394
* Respironics, Inc.	210,954	11,273
* Affymetrix, Inc.	366,360	11,251
* Pharmaceutical Product Development, Inc.	306,725	11,042
* IDEXX Laboratories Corp.	210,381	10,675
* Protein Design Labs, Inc.	542,199	10,616
* Neurocrine Biosciences, Inc.	220,392	10,394
* Amylin Pharmaceuticals, Inc.	484,143	9,935
* Andrx Group	440,583	9,851
* ResMed Inc.	204,790	9,750
* VCA Antech, Inc.	471,821	9,734
* STERIS Corp.	417,409	9,158
* Techne Corp.	236,662	9,036
* First Health Group Corp.	555,162	8,933
* INAMED Corp.	182,637	8,706
* Martek Biosciences Corp.	177,330	8,625
Mentor Corp.	255,852	8,617
* Onyx Pharmaceuticals, Inc.	199,675	8,588
* AMERIGROUP Corp.	150,001	8,438
* Apria Healthcare Group Inc.	302,407	8,241
* Pediatrix Medical Group, Inc.	148,473	8,144
Invacare Corp.	173,544	7,983
Perrigo Co.	385,564	7,923
* Human Genome Sciences, Inc.	707,930	7,724
* Cerner Corp.	173,321	7,498
* PAR Pharmaceutical Cos. Inc.	207,623	7,460
* AtheroGenics, Inc.	224,458	7,396
* Nektar Therapeutics	506,495	7,334
* Inveresk Research Group Inc.	196,040	7,232
* Advanced Medical Optics, Inc.	178,715	7,072
* Pharmion Corp.	136,061	7,034
* Sierra Health Services, Inc.	146,559	7,025
* Sybron Dental Specialties, Inc.	233,573	6,935
* Accredo Health, Inc.	293,685	6,922
* LifePoint Hospitals, Inc.	220,064	6,604
* Endo Pharmaceuticals Holdings, Inc.	359,572	6,602
* The Medicines Co.	260,103	6,279
* Alkermes, Inc.	542,517	6,261
* Province Healthcare Co.	299,260	6,261
* VISX Inc.	295,140	6,080
Owens & Minor, Inc. Holding Co.	238,139	6,049
* Telik, Inc.	264,711	5,903
* Connetics Corp.	213,853	5,778
* Ocular Sciences, Inc.	119,417	5,728
* ILEX Oncology, Inc.	225,121	5,666
* American Healthways Inc.	187,492	5,458
Diagnostic Products Corp.	131,948	5,393
* Centene Corp.	122,707	5,225
* Applera Corp.-Celera Genomics Group	442,112	5,168
* Bio-Rad Laboratories, Inc. Class A	100,922	5,157
* American Medical Systems Holdings, Inc.	141,231	5,122
PolyMedica Corp.	164,314	5,061
* NeighborCare Inc.	198,576	5,034
* Vertex Pharmaceuticals, Inc.	477,673	5,016
* United Surgical Partners International, Inc.	144,696	4,970
* Vicuron Pharmaceuticals Inc.	337,753	4,958
* Beverly Enterprises, Inc.	649,495	4,917
* NPS Pharmaceuticals Inc.	225,454	4,910
* Intuitive Surgical, Inc.	192,946	4,775
* Abgenix, Inc.	483,812	4,770
* Nabi Biopharmaceuticals	348,745	4,666
Select Medical Corp.	343,514	4,613
* CONMED Corp.	171,063	4,499
* Priority Healthcare Corp. Class B	222,688	4,487
Alpharma, Inc. Class A	245,274	4,486
* Immucor Inc.	180,655	4,471
* Biosite Inc.	90,224	4,417
* Kindred Healthcare, Inc.	176,326	4,302
* United Therapeutics Corp.	122,990	4,296
* Haemonetics Corp.	129,707	4,260
* Enzon Pharmaceuticals, Inc.	265,693	4,238
* Salix Pharmaceuticals, Ltd.	196,161	4,221
* Ventana Medical Systems, Inc.	83,406	4,207
* Atrix Laboratories, Inc.	132,718	4,073
* PSS World Medical, Inc.	393,872	3,954
* eResearch Technology, Inc.	294,855	3,930
* AmSurg Corp.	183,240	3,881
* IDX Systems Corp.	118,640	3,850
* Incyte Corp.	397,175	3,825
* ArthroCare Corp.	128,818	3,773
* Eclipsys Corp.	240,463	3,751
West Pharmaceutical Services, Inc.	179,714	3,747
* Odyssey Healthcare, Inc.	210,654	3,739
* Sunrise Senior Living, Inc.	105,281	3,697
* Advanced Neuromodulation Systems, Inc.	121,688	3,693
* Sola International Inc.	193,470	3,686
* Kos Pharmaceuticals, Inc.	101,638	3,619
* Inspire Pharmaceuticals, Inc.	230,071	3,619
* Ligand Pharmaceuticals Inc. Class B	357,645	3,584
Arrow International, Inc.	118,881	3,555
* Serologicals Corp.	151,442	3,533
* American Pharmaceuticals Partners, Inc.	127,739	3,522
* Eon Labs, Inc.	161,337	3,501
* First Horizon Pharmaceutical Corp.	172,230	3,446
* K-V Pharmaceutical Co. Class A	187,924	3,364
* Medarex, Inc.	455,688	3,363
* Exelixis, Inc.	414,168	3,338
* Integra LifeSciences Holdings	103,706	3,330
* Impax Laboratories, Inc.	210,996	3,241
* Myriad Genetics, Inc.	185,177	3,167
* Viasys Healthcare Inc.	186,587	3,122
* PAREXEL International Corp.	158,140	3,100
* Chattem, Inc.	94,716	3,055
* Encysive Pharmaceuticals, Inc.	338,192	3,054
* LabOne, Inc.	103,367	3,021
* Transkaryotic Therapies, Inc.	168,076	2,980
* Noven Pharmaceuticals, Inc.	141,849	2,956
* Genesis Healthcare Corp.	96,955	2,948
* Alexion Pharmaceuticals, Inc.	163,495	2,943
* Molina Healthcare Inc.	82,748	2,938
Analogic Corp.	70,306	2,931
Datascope Corp.	76,268	2,845
* Wright Medical Group, Inc.	110,944	2,787
* Tanox, Inc.	159,886	2,697
* Per-Se Technologies, Inc.	192,006	2,634
* Thoratec Corp.	271,531	2,612
Landauer, Inc.	53,950	2,532
* Dendreon Corp.	297,908	2,505
* Digene Corp.	95,825	2,488
* Align Technology, Inc.	162,667	2,486
* Cyberonics, Inc.	120,596	2,467
* Cubist Pharmaceuticals, Inc.	244,234	2,413
* Kyphon Inc.	96,943	2,402
* CV Therapeutics, Inc.	190,870	2,386
* Gentiva Health Services, Inc.	145,665	2,385
* Hologic, Inc.	123,614	2,382
* Cell Therapeutics, Inc.	343,610	2,357
* SonoSite, Inc.	89,256	2,325
* DJ Orthopedics Inc.	131,443	2,320
* Wilson Greatbatch Technologies, Inc.	129,575	2,318
* Cell Genesys, Inc.	257,684	2,311
* Merit Medical Systems, Inc.	151,487	2,289
* EPIX Medical, Inc.	117,445	2,268
* RehabCare Group, Inc.	98,398	2,266
* Enzo Biochem, Inc.	149,804	2,247
* Zymogenetics, Inc.	128,404	2,239
* Molecular Devices Corp.	91,724	2,162
* SurModics, Inc.	89,964	2,137
* InterMune Inc.	174,047	2,052
* BioMarin Pharmaceutical Inc.	389,911	2,024
* Adolor Corp.	176,530	1,986
* ICU Medical, Inc.	75,292	1,961
* ARIAD Pharmaceuticals, Inc.	285,928	1,913
* Discovery Laboratories, Inc.	283,528	1,900
* Zoll Medical Corp.	55,827	1,864
* Lexicon Genetics Inc.	268,695	1,771
* Possis Medical Inc.	110,292	1,727
Hooper Holmes, Inc.	373,079	1,671
* Inverness Medical Innovations, Inc.	79,120	1,646
* Kensey Nash Corp.	62,706	1,642
* Regeneron Pharmaceuticals, Inc.	177,992	1,545
* OraSure Technologies, Inc.	243,061	1,531
* Isis Pharmaceuticals, Inc.	304,530	1,492
* Trimeris, Inc.	98,007	1,475
* Geron Corp.	245,164	1,469
* Conceptus, Inc.	154,050	1,428
* CuraGen Corp.	257,199	1,415
* Maxygen Inc.	138,562	1,370
* OCA Inc.	288,263	1,366
* Diversa Corp.	157,153	1,312
National Healthcare Corp.	45,991	1,311
* VistaCare, Inc.	82,895	1,269
* ImmunoGen, Inc.	247,069	1,248
Vital Signs, Inc.	38,779	1,240
* CorVel Corp.	41,669	1,237
* CTI Molecular Imaging, Inc.	152,108	1,228
* Albany Molecular Research, Inc.	125,155	1,201
* Corixa Corp.	287,681	1,197
* XOMA Ltd.	513,268	1,191
Young Innovations, Inc.	32,838	1,084
* Pozen Inc.	121,784	1,064
* CardioDynamics International Corp.	230,539	1,060
* Antigenics, Inc.	163,297	985
* NeoPharm, Inc.	112,180	960
* Accelrys Inc.	144,599	943
* Bruker BioSciences Corp.	243,656	843
* Savient Pharmaceuticals Inc.	366,142	842
* K-V Pharmaceutical Co. Class B	45,476	838
* SciClone Pharmaceuticals, Inc.	228,855	815
Computer Programs and Systems, Inc.	37,885	760
* Columbia Laboratories Inc.	239,374	730
* Genta Inc.	261,486	703
* Closure Medical Corp.	47,428	675
* Immunomedics Inc.	256,635	667
* PRAECIS Pharmaceuticals Inc.	302,283	665
* Hanger Orthopedic Group, Inc.	129,591	649
* Alliance Imaging, Inc.	86,570	647
* Specialty Laboratories, Inc.	48,319	507
* Exact Sciences Corp.	126,406	417
* Lannett Company, Inc.	36,443	353
* aaiPharma Inc.	93,194	144

		956,219

Integrated Oils (0.1%)
* KCS Energy, Inc.	281,331	3,913

Other Energy (5.7%)
Peabody Energy Corp.	387,427	23,052
* Ultra Petroleum Corp.	454,246	22,281
* Newfield Exploration Co.	353,466	21,646
* Reliant Energy, Inc.	1,796,690	16,763
CONSOL Energy, Inc.	463,925	16,186
* Varco International, Inc.	558,545	14,980
* Premcor, Inc.	378,511	14,573
* Grant Prideco, Inc.	703,897	14,423
Massey Energy Co.	459,941	13,306
* FMC Technologies Inc.	387,015	12,926
Patina Oil & Gas Corp.	406,210	12,012
* Tesoro Petroleum Corp.	397,199	11,729
Arch Coal, Inc.	314,645	11,167
* Plains Exploration & Production Co.	443,371	10,579
* Forest Oil Corp.	320,917	9,666
Cabot Oil & Gas Corp.	199,475	8,956
Helmerich & Payne, Inc.	305,485	8,764
* Cimarex Energy Co.	250,731	8,761
* Key Energy Services, Inc.	791,575	8,747
* Dynegy, Inc.	1,710,583	8,536
* Unit Corp.	235,522	8,262
* Houston Exploration Co.	132,159	7,844
* Cal Dive International, Inc.	220,100	7,840
* Denbury Resources, Inc.	298,258	7,576
* Calpine Corp.	2,522,360	7,315
Range Resources Corp.	409,182	7,157
St. Mary Land & Exploration Co.	172,875	6,882
Vintage Petroleum, Inc.	333,194	6,687
* Stone Energy Corp.	145,298	6,358
* Magnum Hunter Resources Inc.	511,441	5,902
* Encore Acquisition Co.	166,958	5,760
* Spinnaker Exploration Co.	163,424	5,726
* Hanover Compressor Co.	414,868	5,580
* Oceaneering International, Inc.	151,113	5,567
* Quicksilver Resources, Inc.	165,685	5,413
* Grey Wolf, Inc.	1,072,667	5,245
* Seacor Holdings INC	100,986	4,721
* Veritas DGC Inc.	202,505	4,613
* Superior Energy Services, Inc.	338,553	4,374
Penn Virginia Corp.	110,324	4,368
* Input/Output, Inc.	421,229	4,343
* Hydrill Co.	97,755	4,199
* TETRA Technologies, Inc.	135,145	4,196
CARBO Ceramics Inc.	57,848	4,173
* Core Laboratories NV	165,280	4,064
* Swift Energy Co.	168,031	4,026
* Comstock Resources, Inc.	189,273	3,960
Berry Petroleum Class A	107,800	3,959
Frontier Oil Corp.	160,786	3,796
* Harvest Natural Resources, Inc.	217,819	3,616
* Universal Compression Holdings, Inc.	104,607	3,564
* W-H Energy Services, Inc.	166,171	3,448
* Remington Oil & Gas Corp.	131,147	3,443
* Atwood Oceanics, Inc.	67,247	3,197
* Global Industries Ltd.	504,442	3,117
* Oil States International, Inc.	164,277	3,072
* Newpark Resources, Inc.	507,734	3,046
Holly Corp.	114,590	2,922
* FuelCell Energy, Inc.	262,817	2,694
* Energy Partners, Ltd.	159,527	2,597
* Enbridge Energy Management LLC	53,963	2,409
* Parker Drilling Co.	572,538	2,101
* Plug Power, Inc.	287,174	1,841
* KFX, Inc.	220,121	1,697
* Global Power Equipment Group Inc.	183,095	1,357
* Evergreen Resources, Inc.	32,594	1,305
Gulf Island Fabrication, Inc.	51,234	1,143
* TransMontaigne Inc.	161,909	942
* Dril-Quip, Inc.	42,065	938

		477,408

Materials & Processing (8.8%)
Precision Castparts Corp.	392,525	23,571
Boise Cascade Corp.	504,872	16,802
Louisiana-Pacific Corp.	626,615	16,261
Cabot Corp.	358,520	13,828
Lubrizol Corp.	395,581	13,687
Martin Marietta Materials, Inc.	292,336	13,234
RPM International, Inc.	703,100	12,410
* IMC Global Inc.	666,940	11,598
Harsco Corp.	249,025	11,181
Cytec Industries, Inc.	223,981	10,964
Hughes Supply, Inc.	354,056	10,647
Forest City Enterprise Class A	187,371	10,324
* Crown Holdings, Inc.	1,001,233	10,323
* FMC Corp.	209,480	10,175
The Timken Co.	406,480	10,008
Corn Products International, Inc.	209,807	9,672
Florida Rock Industries, Inc.	196,456	9,624
Airgas, Inc.	399,553	9,617
AptarGroup Inc.	210,443	9,253
Worthington Industries, Inc.	420,627	8,980
* Scotts Co.	138,532	8,887
Allegheny Technologies Inc.	481,125	8,781
Mueller Industries Inc.	201,164	8,640
Olin Corp.	421,265	8,425
* Dycom Industries, Inc.	294,282	8,355
* Millennium Chemicals, Inc.	393,854	8,354
* GrafTech International Ltd.	589,105	8,218
* Hercules, Inc.	566,719	8,076
Steel Dynamics, Inc.	209,093	8,075
Georgia Gulf Corp.	179,939	8,024
Potlatch Corp.	169,549	7,937
York International Corp.	250,389	7,910
* Maverick Tube Corp.	256,696	7,909
* Armor Holdings, Inc.	187,895	7,818
Minerals Technologies, Inc.	124,552	7,331
Clarcor Inc.	153,731	7,328
LNR Property Corp.	114,820	7,109
Albemarle Corp.	201,445	7,069
Great Lakes Chemical Corp.	261,319	6,690
Reliance Steel & Aluminum Co.	166,850	6,624
Texas Industries, Inc.	128,226	6,596
Crompton Corp.	694,073	6,587
Simpson Manufacturing Co.	102,955	6,507
* OM Group, Inc.	171,760	6,280
* Coeur d'Alene Mines Corp.	1,299,211	6,158
Acuity Brands, Inc.	258,062	6,134
Carpenter Technology Corp.	124,400	5,939
Commercial Metals Co.	149,495	5,938
* URS Corp.	221,290	5,904
Delta & Pine Land Co.	220,429	5,896
Brady Corp. Class A	120,214	5,863
Ferro Corp.	253,944	5,539
* Cabot Microelectronics Corp.	150,443	5,454
* Hecla Mining Co.	717,518	5,338
* Apex Silver Mines Ltd.	244,220	5,300
* Washington Group International, Inc.	152,685	5,286
USEC Inc.	507,955	5,267
* Cleveland-Cliffs Inc.	64,776	5,238
* AK Steel Corp.	626,034	5,108
Quanex Corp.	99,527	5,104
Kaydon Corp.	170,756	4,913
Spartech Corp.	194,877	4,891
Granite Construction Co.	201,792	4,823
MacDermid, Inc.	165,177	4,784
H.B. Fuller Co.	172,549	4,728
Lennox International Inc.	315,711	4,717
Wausau-Mosinee Paper Corp.	281,434	4,686
* Shaw Group, Inc.	383,235	4,599
Albany International Corp.	153,855	4,586
* Lone Star Technologies, Inc.	113,316	4,283
* Rogers Corp.	100,408	4,266
Longview Fibre Co.	278,497	4,247
* Jacuzzi Brands, Inc.	456,274	4,243
Eagle Materials, Inc.	58,280	4,155
Schnitzer Steel Industries, Inc. Class A	127,804	4,134
* Symyx Technologies, Inc.	174,392	4,107
* Ceradyne, Inc.	92,225	4,050
* WCI Communities, Inc.	172,868	4,028
A. Schulman Inc.	182,632	4,025
* PolyOne Corp.	527,106	3,964
* NCI Building Systems, Inc.	121,011	3,860
Arch Chemicals, Inc.	133,923	3,824
* Stillwater Mining Co.	246,084	3,814
* Century Aluminum Co.	137,339	3,808
Watsco, Inc.	124,752	3,746
Eagle Materials, Inc. B Shares	54,018	3,727
* USG Corp.	195,779	3,569
* Graphic Packaging Corp.	540,465	3,502
* EMCOR Group, Inc.	91,773	3,453
Gibraltar Steel	94,730	3,425
Silgan Holdings, Inc.	72,307	3,348
Universal Forest Products, Inc.	97,332	3,329
Cambrex Corp.	150,251	3,298
* Griffon Corp.	152,022	3,208
* Trammell Crow Co.	202,870	3,189
* Insituform Technologies Inc. Class A	162,158	3,027
ElkCorp	107,546	2,985
* Caraustar Industries, Inc.	172,516	2,893
Chesapeake Corp. of Virginia	118,264	2,841
WD-40 Co.	98,307	2,812
Greif Inc. Class A	65,520	2,762
Rock-Tenn Co.	171,405	2,698
Barnes Group, Inc.	98,097	2,695
* Quanta Services, Inc.	422,054	2,553
Tredegar Corp.	139,797	2,544
* RTI International Metals, Inc.	128,588	2,491
Deltic Timber Corp.	62,130	2,472
Brookfield Homes Corp.	93,361	2,460
Glatfelter	194,613	2,411
AMCOL International Corp.	124,394	2,378
Building Materials Holding Corp.	81,311	2,238
* Trex Co., Inc.	49,174	2,177
* Interface, Inc.	270,911	2,173
* Tejon Ranch Co.	57,504	2,165
Ennis, Inc.	99,491	2,131
* Buckeye Technology, Inc.	191,031	2,130
Valmont Industries, Inc.	101,008	2,108
* Mobile Mini, Inc.	82,708	2,051
Apogee Enterprises, Inc.	149,678	1,935
Royal Gold, Inc.	107,157	1,830
CIRCOR International, Inc.	88,484	1,725
* Energy Conversion Devices, Inc.	126,022	1,671
Myers Industries, Inc.	151,239	1,656
Wellman, Inc.	193,791	1,643
Pope & Talbot, Inc.	90,736	1,597
Ameron International Corp.	47,208	1,553
Calgon Carbon Corp.	212,599	1,535
* Avatar Holding, Inc.	32,411	1,376
Penn Engineering & Manufacturing Corp.	73,628	1,371
Quaker Chemical Corp.	55,339	1,336
* Encore Wire Corp.	97,977	1,297
LSI Industries Inc.	113,610	1,186
NL Industries, Inc.	58,985	1,080
* AAON, Inc.	56,946	991
Alico, Inc.	21,494	916
Stepan Co.	35,207	838
The Standard Register Co.	78,937	829

		740,044

Producer Durables (8.5%)
* American Tower Corp. Class A	1,354,757	20,796
Pentair, Inc.	577,650	20,166
* Crown Castle International Corp.	1,218,397	18,130
* Toll Brothers, Inc.	337,920	15,656
Cummins Inc.	210,040	15,520
Ryland Group, Inc.	145,993	13,528
Graco, Inc.	399,803	13,393
Donaldson Co., Inc.	471,048	13,373
Roper Industries Inc.	223,119	12,820
* United Defense Industries Inc.	317,604	12,701
HNI Corp.	317,229	12,556
Plantronics, Inc.	289,012	12,497
Ametek, Inc.	408,456	12,384
* AGCO Corp.	546,666	12,366
* Terex Corp.	284,007	12,326
* Mettler-Toledo International Inc.	254,951	12,039
* Polycom, Inc.	605,570	12,002
Briggs & Stratton Corp.	136,083	11,050
Standard Pacific Corp.	195,711	11,032
MDC Holdings, Inc.	148,333	10,843
Herman Miller, Inc.	436,287	10,755
* Andrew Corp.	876,624	10,730
Joy Global Inc.	309,655	10,646
Kennametal, Inc.	221,049	9,980
Thomas & Betts Corp.	356,294	9,556
IDEX Corp.	273,638	9,293
Beazer Homes USA, Inc.	82,976	8,869
Crane Co.	288,734	8,350
* Flowserve Corp.	328,956	7,954
* Hovnanian Enterprises Inc. Class A	196,983	7,899
Engineered Support Systems, Inc.	157,804	7,202
* Varian Semiconductor Equipment Associates, Inc.	220,050	6,800
* Dionex Corp.	120,847	6,610
Cognex Corp.	246,752	6,465
Mine Safety Appliances Co.	157,077	6,396
* Cymer, Inc.	222,708	6,383
Nordson Corp.	183,626	6,304
* Headwaters Inc.	203,519	6,281
Lincoln Electric Holdings, Inc.	198,085	6,212
Belden CDT Inc.	283,255	6,175
Curtiss-Wright Corp.	104,010	5,952
* CUNO Inc.	102,583	5,924
* Actuant Corp.	143,671	5,921
* Rayovac Corp.	208,729	5,500
* Interdigital Communications Corp.	336,583	5,493
The Manitowoc Co., Inc.	153,732	5,451
Federal Signal Corp.	291,725	5,420
* ESCO Technologies Inc.	78,382	5,311
* Taser International Inc.	138,276	5,192
* Axcelis Technologies, Inc.	602,489	4,989
* Paxar Corp.	216,281	4,905
* Moog Inc.	131,708	4,781
* Genlyte Group, Inc.	74,195	4,777
* Meritage Corp.	59,801	4,700
* Littelfuse, Inc.	133,632	4,614
* Technitrol, Inc.	232,074	4,525
JLG Industries, Inc.	264,550	4,444
* Champion Enterprises, Inc.	427,029	4,394
* Teledyne Technologies, Inc.	167,191	4,186
Woodward Governor Co.	61,561	4,155
Watts Water Technologies, Inc.	150,322	4,036
Baldor Electric Co.	169,552	4,012
* Esterline Technologies Corp.	128,381	3,927
* ATMI, Inc.	189,196	3,875
* Brooks Automation, Inc.	270,097	3,822
* Powerwave Technologies, Inc.	600,239	3,697
Steelcase Inc.	261,094	3,655
Tecumseh Products Co. Class A	87,153	3,649
Regal-Beloit Corp.	148,197	3,585
Applied Industrial Technology, Inc.	99,679	3,563
Franklin Electric, Inc.	86,472	3,424
* Imagistics International Inc.	100,758	3,385
* Veeco Instruments, Inc.	161,393	3,384
* Orbital Sciences Corp.	295,141	3,371
* Credence Systems Corp.	467,203	3,364
* Gardner Denver Inc.	119,794	3,303
* Triumph Group, Inc.	96,116	3,252
* MKS Instruments, Inc.	211,014	3,233
* Photronics Inc.	187,155	3,111
* FEI Co.	151,103	2,986
Thomas Industries, Inc.	94,851	2,978
* Electro Scientific Industries, Inc.	170,355	2,956
* Ionics, Inc.	109,292	2,951
Stewart & Stevenson Services, Inc.	165,223	2,919
C & D Technologies, Inc.	153,328	2,916
A.O. Smith Corp.	114,061	2,777
M/I Homes, Inc.	64,023	2,717
CTS Corp.	207,504	2,615
MTS Systems Corp.	121,931	2,591
NACCO Industries, Inc. Class A	29,940	2,579
* Mykrolis Corp.	250,175	2,519
* Arris Group Inc.	474,671	2,478
* Power-One, Inc.	381,011	2,469
* Entegris Inc.	288,116	2,403
Levitt Corp. Class A	101,342	2,377
* William Lyon Homes, Inc.	26,727	2,376
* Itron, Inc.	126,598	2,209
Helix Technology Corp.	157,938	2,147
* Ultratech, Inc.	136,392	2,137
* Photon Dynamics, Inc.	100,952	2,049
* LTX Corp.	370,382	2,004
United Industrial Corp.	59,616	1,961
Kimball International, Inc. Class B	140,704	1,953
* Presstek, Inc.	198,380	1,918
Technical Olympic USA, Inc.	67,765	1,914
* Audiovox Corp.	113,481	1,911
Tennant Co.	46,336	1,878
* Mattson Technology, Inc.	241,664	1,858
* Astec Industries, Inc.	95,886	1,833
Lindsay Manufacturing Co.	67,861	1,821
Cohu, Inc.	123,178	1,821
* Kulicke & Soffa Industries, Inc.	306,916	1,734
Skyline Corp.	43,215	1,731
* MTC Technologies, Inc.	61,303	1,694
* Applied Films Corp.	89,165	1,606
Standex International Corp.	62,924	1,542
Robbins & Myers, Inc.	70,067	1,541
* DuPont Photomasks, Inc.	89,231	1,520
* Kadant Inc.	82,239	1,510
Keithley Instruments Inc.	84,710	1,478
* Asyst Technologies, Inc.	284,920	1,456
HEICO Corp.	76,958	1,361
Vicor Corp.	127,026	1,284
* Rudolph Technologies, Inc.	76,112	1,274
* Advanced Energy Industries, Inc.	128,766	1,196
Gorman-Rupp Co.	58,010	1,181
* Palm Harbor Homes, Inc.	62,300	1,050
* Metrologic Instruments, Inc.	65,083	1,032
* Mastec Inc.	160,620	843
* Semitool, Inc.	104,207	791
* Terayon Communications Systems, Inc.	366,097	776
* Tollgrade Communications, Inc.	81,970	721
* Powell Industries, Inc.	38,673	652
Curtiss-Wright Corp. Class B	9,864	534
* General Binding Corp.	37,568	527
HEICO Corp. Class A	18,184	245
Tecumseh Products Co. Class B	5,299	214

		706,834

Technology (11.5%)
* Cognizant Technology Solutions Corp.	783,066	23,891
* Arrow Electronics, Inc.	698,794	15,779
* International Rectifier Corp.	400,547	13,739
* Cree, Inc.	449,986	13,738
* SpectraSite, Inc.	292,393	13,596
PerkinElmer, Inc.	735,539	12,666
* Avnet, Inc.	730,249	12,502
* FLIR Systems, Inc.	203,726	11,918
Acxiom Corp.	497,031	11,800
* Western Digital Corp.	1,264,068	11,111
* Trimble Navigation Ltd.	307,031	9,702
Reynolds & Reynolds Class A	392,857	9,692
* TIBCO Software Inc.	1,135,406	9,662
* Integrated Circuit Systems, Inc.	440,102	9,462
* Atmel Corp.	2,593,224	9,388
* CACI International, Inc.	176,432	9,312
ADTRAN Inc.	410,068	9,300
* Avid Technology, Inc.	196,550	9,212
* Brocade Communications Systems, Inc.	1,587,508	8,969
* Akamai Technologies, Inc.	633,617	8,902
* Rambus Inc.	558,010	8,755
* Skyworks Solutions, Inc.	907,547	8,622
* Parametric Technology Corp.	1,625,256	8,581
* BearingPoint, Inc.	952,676	8,517
* Advanced Fibre Communications, Inc.	533,386	8,481
* Semtech Corp.	428,232	8,209
* Macromedia, Inc.	408,089	8,194
* Sybase, Inc.	587,565	8,103
* Hyperion Solutions Corp.	236,527	8,040
* Varian, Inc.	210,217	7,961
* Maxtor Corp.	1,499,443	7,797
* Avocent Corp.	297,303	7,739
Imation Corp.	214,962	7,651
* Perot Systems Corp.	471,771	7,577
* Benchmark Electronics, Inc.	248,657	7,410
* PalmOne, Inc.	240,045	7,307
* RSA Security Inc.	374,343	7,225
* RF Micro Devices, Inc.	1,130,671	7,168
* The Titan Corp.	508,372	7,102
* CommScope, Inc.	326,595	7,054
* Gateway, Inc.	1,353,847	6,702
* Cypress Semiconductor Corp.	747,523	6,608
* Foundry Networks, Inc.	696,012	6,605
* Macrovision Corp.	268,908	6,475
* Anteon International Corp.	172,216	6,312
Anixter International Inc.	178,069	6,248
* Integrated Device Technology Inc.	642,528	6,123
* F5 Networks, Inc.	198,362	6,042
* Applied Micro Circuits Corp.	1,889,032	5,913
* Websense, Inc.	139,031	5,793
* Emulex Corp.	498,217	5,739
* Silicon Laboratories Inc.	171,891	5,688
* DRS Technologies, Inc.	149,971	5,615
* MICROS Systems, Inc.	112,119	5,614
* Wind River Systems Inc.	446,727	5,450
* Tekelec	321,092	5,356
* Electronics for Imaging, Inc.	324,758	5,274
* Digital River, Inc.	173,891	5,178
* Intergraph Corp.	188,273	5,115
* Silicon Image, Inc.	403,654	5,102
* Adaptec, Inc.	665,662	5,059
* CSG Systems International, Inc.	326,938	5,038
* ScanSource, Inc.	75,925	4,844
* Ascential Software Corp.	359,608	4,844
* Microsemi Corp.	342,208	4,825
* Aeroflex, Inc.	449,375	4,750
* Coherent, Inc.	182,773	4,741
* Keane, Inc.	307,662	4,726
* SRA International, Inc.	90,392	4,661
* Mentor Graphics Corp.	424,594	4,656
* ANSYS, Inc.	93,072	4,628
* OmniVision Technologies, Inc.	320,388	4,533
* Internet Security Systems, Inc.	264,137	4,490
* Sycamore Networks, Inc.	1,159,358	4,382
* Micrel, Inc.	419,576	4,368
* Progress Software Corp.	218,377	4,346
* InVision Technologies, Inc.	95,360	4,290
* MEMC Electronic Materials, Inc.	503,523	4,270
* Hutchinson Technology, Inc.	158,113	4,226
* Ditech Communications Corp.	188,076	4,211
* Transaction Systems Architects, Inc.	225,561	4,192
* UNOVA, Inc.	293,575	4,125
* FileNET Corp.	236,002	4,121
* Borland Software Corp.	488,737	4,081
* Conexant Systems, Inc.	2,526,618	4,068
* Zoran Corp.	258,664	4,066
* KEMET Corp.	497,927	4,028
* Tessera Technologies, Inc.	178,500	3,945
Black Box Corp.	106,759	3,945
* Artisan Components, Inc.	132,407	3,854
* Dendrite International, Inc.	238,973	3,852
* Power Integrations, Inc.	186,219	3,804
* Manhattan Associates, Inc.	155,631	3,801
* SafeNet, Inc.	143,894	3,796
* WebEx Communications, Inc.	173,474	3,785
* DSP Group Inc.	176,683	3,719
* NetIQ Corp.	345,663	3,699
* Sapient Corp.	482,659	3,683
* SigmaTel Inc.	170,320	3,612
* Lexar Media, Inc.	430,162	3,609
* Vitesse Semiconductor Corp.	1,315,515	3,591
* Identix, Inc.	535,503	3,566
* j2 Global Communications, Inc.	112,416	3,551
* Intermagnetics General Corp.	153,079	3,544
* Checkpoint Systems, Inc.	227,333	3,540
* Exar Corp.	249,574	3,534
* Altiris, Inc.	111,596	3,532
* Aspect Communications Corp.	354,613	3,521
* Openwave Systems Inc.	389,511	3,435
* Lattice Semiconductor Corp.	685,693	3,367
* Silicon Storage Technology, Inc.	523,227	3,333
* Ariba, Inc.	356,796	3,332
* Epicor Software Corp.	275,295	3,312
* Mercury Computer Systems, Inc.	121,949	3,283
* Advanced Digital Information Corp.	370,760	3,226
* McDATA Corp. Class A	632,271	3,180
* MicroStrategy Inc.	75,694	3,110
* RealNetworks, Inc.	666,437	3,106
* Extreme Networks, Inc.	690,791	3,074
* TriQuint Semiconductor, Inc.	783,378	3,055
* SERENA Software, Inc.	175,145	2,930
* Harmonic, Inc.	436,093	2,900
* Informatica Corp.	493,507	2,887
* Synaptics Inc.	142,928	2,881
* Plexus Corp.	260,613	2,877
* Verity, Inc.	223,285	2,876
* Quest Software, Inc.	258,484	2,874
* FormFactor Inc.	147,604	2,859
Agilysys, Inc.	165,120	2,855
* Newport Corp.	244,707	2,807
Methode Electronics, Inc. Class A	215,154	2,752
* ViaSat, Inc.	135,967	2,733
* Verint Systems Inc.	74,079	2,729
* Genesis Microchip Inc.	198,070	2,674
* ON Semiconductor Corp.	844,501	2,643
* II-VI, Inc.	74,078	2,593
Inter-Tel, Inc.	116,863	2,527
* Quantum Corp.	1,092,418	2,523
EDO Corp.	90,434	2,510
* Ciber, Inc.	329,293	2,476
* Cirrus Logic, Inc.	511,190	2,438
* Digitas Inc.	313,435	2,423
Park Electrochemical Corp.	114,094	2,419
* SeaChange International, Inc.	149,902	2,397
* Gartner, Inc. Class A	204,895	2,395
* Agile Software Corp.	300,731	2,385
* Actel Corp.	156,050	2,372
* SonicWALL, Inc.	344,219	2,327
* Amkor Technology, Inc.	636,562	2,323
* Silicon Graphics, Inc.	1,586,156	2,268
* Pixelworks, Inc.	223,361	2,236
Cubic Corp.	97,327	2,229
* ScanSoft, Inc.	539,561	2,201
* InFocus Corp.	239,361	2,193
* Magma Design Automation, Inc.	144,984	2,186
* Lionbridge Technologies, Inc.	254,354	2,185
* InterVoice, Inc.	196,346	2,115
* Vignette Corp.	1,577,111	2,098
* Daktronics, Inc.	85,297	2,086
* Dot Hill Systems Corp.	249,799	2,003
BEI Technologies, Inc.	71,385	1,956
* ManTech International Corp.	103,560	1,939
* Enterasys Networks, Inc.	1,207,774	1,932
Bel Fuse, Inc. Class B	57,929	1,916
* Corvis Corp.	2,395,363	1,916
* Excel Technology, Inc.	72,624	1,875
* Packeteer, Inc.	168,748	1,824
Talx Corp.	78,859	1,821
* JDA Software Group, Inc.	167,517	1,813
* Inet Technologies, Inc.	142,837	1,797
* TTM Technologies, Inc.	198,201	1,762
* E.piphany Inc.	435,877	1,757
* Standard Microsystem Corp.	100,036	1,752
* Micromuse Inc.	475,138	1,749
* Komag, Inc.	125,249	1,741
* Pinnacle Systems, Inc.	415,512	1,733
* Kopin Corp.	423,381	1,723
* Opsware, Inc.	302,943	1,700
* AMIS Holdings Inc.	124,924	1,689
* Anaren, Inc.	125,264	1,686
* Westell Technologies, Inc.	323,796	1,674
* Remec, Inc.	353,930	1,667
* Lawson Software Inc.	297,188	1,664
* Tyler Technologies, Inc.	188,203	1,664
* Concur Technologies, Inc.	158,424	1,662
* PalmSource, Inc.	79,567	1,650
* Secure Computing Corp.	216,170	1,641
* SupportSoft, Inc.	166,694	1,624
* Ixia	164,744	1,601
* Interwoven Inc.	220,981	1,600
* webMethods, Inc.	298,618	1,589
* Integrated Silicon Solution, Inc.	215,481	1,567
* Cray Inc.	436,415	1,541
* Retek Inc.	336,892	1,536
* Keynote Systems Inc.	105,868	1,499
* MatrixOne, Inc.	295,555	1,496
* OSI Systems Inc.	92,794	1,494
* Pericom Semiconductor Corp.	152,181	1,470
* Netegrity, Inc.	195,239	1,466
* Herley Industries Inc.	76,688	1,433
* EPIQ Systems, Inc.	91,818	1,431
* ActivCard Corp.	230,691	1,416
* Finisar Corp.	1,077,532	1,401
Iomega Corp.	296,437	1,378
* Echelon Corp.	173,056	1,364
* Safeguard Scientifics, Inc.	726,502	1,359
* MSC Software Corp.	166,011	1,335
* ESS Technology, Inc.	191,509	1,312
* Siliconix, Inc.	36,143	1,295
* MRO Software Inc.	128,645	1,286
* SPSS, Inc.	94,911	1,265
* OpenTV Corp.	411,579	1,255
* Mindspeed Technologies, Inc.	604,189	1,208
* Universal Display Corp.	141,946	1,195
* The TriZetto Group, Inc.	200,020	1,166
* Stratex Networks, Inc.	509,693	1,142
Integral Systems, Inc.	57,627	1,124
* PDF Solutions, Inc.	92,505	1,124
* Transmeta Corp.	846,020	1,066
* Avanex Corp.	519,121	1,059
* FalconStor Software, Inc.	141,679	1,056
* Tier Technologies, Inc.	108,661	1,049
* Virage Logic Corp.	84,640	1,044
* Planar Systems, Inc.	88,487	992
* Concord Communications, Inc.	111,009	991
* Ulticom, Inc.	63,940	944
* Manugistics Group, Inc.	396,605	944
* Digimarc Corp.	98,692	892
* Oplink Communications, Inc.	493,397	883
* SeeBeyond Technology Corp.	282,528	870
* Net2Phone, Inc.	269,950	869
* WatchGuard Technologies, Inc.	182,408	854
* IXYS Corp.	118,874	854
* Blue Coat Systems, Inc.	58,279	839
* @ Road, Inc.	198,529	838
* Entrust, Inc.	326,843	827
Syntel, Inc.	48,772	806
* Bioveris Corp.	129,122	802
* Neoware Systems, Inc.	95,047	789
* Verso Technologies, Inc.	799,306	759
* White Electronic Designs Corp.	147,131	721
* SYNNEX Corp.	40,002	708
* Computer Network Technology Corp.	170,131	692
* CompuCom Systems, Inc.	149,912	687
* PEC Solutions, Inc.	58,104	681
* Concurrent Computer Corp.	381,458	641
* Embarcadero Technologies, Inc.	74,730	632
* Drexler Technology Corp.	65,653	601
* Monolithic System Technology, Inc.	131,773	572
* iGATE Corp.	141,641	521
QAD Inc.	72,391	505
* Pegasystems Inc.	63,910	446
* NASSDA Corp.	65,671	233
* McDATA Corp.	30,228	142
Bel Fuse, Inc. Class A	288	8
* Microstrategy Inc. Warrants Exp. 6/24/2007	11,775	1
* ProcureNet, Inc.	136,100	-

		964,329

Utilities (5.4%)
Alliant Energy Corp.	675,011	16,794
* NII Holdings Inc.	380,854	15,695
ONEOK, Inc.	560,090	14,574
* Western Wireless Corp. Class A	536,346	13,790
OGE Energy Corp.	531,193	13,402
National Fuel Gas Co.	472,836	13,395
Great Plains Energy, Inc.	450,023	13,118
Hawaiian Electric Industries Inc.	485,421	12,883
Aqua America, Inc.	562,881	12,445
* Allegheny Energy, Inc.	769,755	12,285
Vectren Corp.	460,020	11,583
AGL Resources Inc.	373,297	11,486
UGI Corp. Holding Co.	307,854	11,471
Westar Energy, Inc.	518,529	10,474
Energen Corp.	198,178	10,216
Piedmont Natural Gas, Inc.	231,650	10,179
NICOR Inc.	267,050	9,801
WPS Resources Corp.	213,529	9,607
Peoples Energy Corp.	227,492	9,482
* CMS Energy Corp.	991,243	9,437
Atmos Energy Corp.	369,120	9,298
* Southwestern Energy Co.	218,737	9,185
* Kinder Morgan Management, LLC	216,509	8,990
Western Gas Resources, Inc.	312,782	8,942
* Southern Union Co.	428,617	8,787
WGL Holdings Inc.	294,743	8,330
Duquesne Light Holdings, Inc.	461,865	8,295
PNM Resources Inc.	366,031	8,239
New Jersey Resources Corp.	166,870	6,908
IDACORP, Inc.	231,182	6,718
* Sierra Pacific Resources	710,267	6,357
* Commonwealth Telephone Enterprises, Inc.	124,114	5,405
Northwest Natural Gas Co.	165,359	5,247
Black Hills Corp.	186,670	5,186
* Cincinnati Bell Inc.	1,485,539	5,185
Avista Corp.	278,656	5,044
UniSource Energy Corp.	206,851	5,037
Southwest Gas Corp.	210,080	5,031
Cleco Corp.	288,274	4,970
* El Paso Electric Co.	288,425	4,635
* Aquila, Inc.	1,427,688	4,454
CH Energy Group, Inc.	95,452	4,372
UIL Holdings Corp.	83,486	4,107
* IDT Corp. Class B	271,491	4,081
South Jersey Industries, Inc.	83,249	3,975
* Price Communications Corp.	258,190	3,937
MGE Energy, Inc.	120,868	3,846
Otter Tail Corp.	149,129	3,803
The Laclede Group, Inc.	119,263	3,486
Empire District Electric Co.	153,608	3,157
California Water Service Group	104,794	3,078
* Arch Wireless, Inc.	101,701	2,922
American States Water Co.	100,982	2,514
* Mediacom Communications Corp.	381,976	2,494
* PTEK Holdings, Inc.	281,544	2,413
Surewest Communications	79,341	2,275
* General Communication, Inc.	243,367	2,202
* IDT Corp.	124,264	1,812
North Pittsburgh Systems, Inc.	77,389	1,603
Central Vermont Public Service Corp.	73,159	1,471
Cascade Natural Gas Corp.	68,090	1,446
CT Communications, Inc.	102,561	1,414
* Time Warner Telecom Inc.	271,270	1,302
NUI Corp.	96,770	1,291
Connecticut Water Services, Inc.	48,494	1,282
SJW Corp.	38,751	1,280
Shenandoah Telecommunications Co.	41,576	1,065
* Centennial Communications Corp. Class A	157,404	926
* Boston Communications Group, Inc.	105,474	925
* Dobson Communications Corp.	690,851	919
* Intrado Inc.	83,438	844
* Talk America Holdings, Inc.	153,456	803
* Primus Telecommunications Group, Inc.	411,223	604
* Triton PCS, Inc.	220,897	565
* McLeod USA Inc.	613,108	264

		454,838

Other (0.7%)
Carlisle Co., Inc.	188,171	12,030
Teleflex Inc.	218,862	9,302
Lancaster Colony Corp.	172,809	7,287
Trinity Industries, Inc.	227,944	7,105
ALLETE, Inc.	160,295	5,210
* McDermott International, Inc.	361,929	4,271
GenCorp, Inc.	216,167	2,929
Walter Industries, Inc.	168,858	2,705
Kaman Corp. Class A	133,006	1,588
* Sequa Corp. Class A	27,928	1,458

		53,885

TOTAL COMMON STOCKS
(Cost $6,533,110)		8,360,097

TEMPORARY CASH INVESTMENTS (5.1%)

Money Market Fund (5.1%)
Vanguard Market Liquidity Fund, 1.74%**	427,046,832	427,047
	Face
	Amount
	(000)

U.S. Agency Obligation
Federal National Mortgage Assn. (1)
(2)1.58%, 10/27/2004	$2,000	1,997

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $429,044)		429,044

TOTAL INVESTMENTS (105.0%)
(Cost $6,962,154)		8,789,141

OTHER ASSETS AND LIABILITIES—NET (-5.0%)		(416,702)

NET ASSETS (100%)		$8,372,439

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(2)Security segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $6,962,154,000. Net unrealized appreciation of investment securities for tax purposes was $1,826,987,000, consisting of unrealized gains of $2,311,550,000 on securities that had risen in value since their purchase and $484,563,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	200	$11,480	$220

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.